Interest Expense and Amortized Debt Issuance Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Summary of Interest Expense and Amortized Debt Issuance Costs
The following table summarizes interest expense and amortized debt issuance costs for the three months ended March 31, (in thousands):

	Three Months Ended March 31,
	2022	2021
Interest expense	$6,839	$3,950
Amortized debt issuance costs	609	521
Interest expense and amortized debt issuance costs	$7,448	$4,471

The following table summarizes interest expense and amortized debt issuance costs for the years ended December 31 (in thousands):

	2021	2020	2019
Interest expense	$21,809	$18,722	$20,091
Amortized debt issuance costs	2,310	1,945	1,785
Interest expense and amortized debt issuance costs	$24,119	$20,667	$21,876